Share capital - Additional information (Details) $ / shares in Units, $ in Thousands, $ in Thousands					12 Months Ended
	Mar. 14, 2022 USD ($) shares	Mar. 14, 2022 CAD ($) shares	Mar. 30, 2021 USD ($) shares	Mar. 30, 2021 CAD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 30, 2022 shares	Mar. 31, 2022 shares	Mar. 14, 2022 $ / shares	Mar. 30, 2021 $ / shares
Disclosure of classes of share capital [line items]
Issuance of common shares, net of issuance costs | $					$ 14,101	$ 14,552
Warrants exercised during the period (in shares)								1,250,000
Warrants expired during period (in shares)								500,000
Triangle Deposit Ramp Development
Disclosure of classes of share capital [line items]
Premium value (in dollars per share) | $ / shares									$ 2.00
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)							19,037
Private Placement
Disclosure of classes of share capital [line items]
Number of shares issued during period (in shares)	442,700	442,700	1,100,000	1,100,000
Value of shares issued during period (per share) | $ / shares									18.07	$ 16.00
Issuance of common shares, net of issuance costs	$ 6,378	$ 8,000	$ 13,930	$ 17,600
Premium value (in dollars per share) | $ / shares									4.19	$ 2.82
Premium value | $	$ 1,880		$ 2,456
Private Placement | Triangle Deposit Ramp Development
Disclosure of classes of share capital [line items]
Number of shares issued during period (in shares)	251,800	251,800
Value of shares issued during period (per share) | $ / shares									$ 15.88
Issuance of common shares, net of issuance costs	$ 3,189	$ 4,000